Income Taxes - Schedule of Reconciliation of Statutory Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	21.00%	34.00%
State income tax, net of federal benefit	7.00%	5.80%
Meals & entertainment	(0.10%)	(0.20%)
Valuation allowance	(27.96%)	(39.76%)
Provision for income taxes	0.00%	0.00%